Research And Development Expenses - Schedule Of Research And Development Expenses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Research And Development Expenses [Line Items]
Direct research and development	$ 10,366,311	$ 11,539,926
Pipeline development	0	83,637
Other research and development	578,814	472,194
Salaries and benefits	4,181,715	2,794,891
Share based payments (Note 12(c))	1,102,577	697,877
License costs (Note 10)	0	5,000,000
Government grants (Note 15)	0	(122,542)
SR&ED and other R&D tax incentives	(150,141)	(102,859)
Total expenses during the period	16,079,276	20,363,124
Pre-clinical [Member]
Research And Development Expenses [Line Items]
Direct research and development	2,264,151	1,616,238
Clinicall [Member]
Research And Development Expenses [Line Items]
Direct research and development	2,330,529	4,595,597
Manufacturing & analytical [Member]
Research And Development Expenses [Line Items]
Direct research and development	5,550,178	4,986,502
Regulatory [Member]
Research And Development Expenses [Line Items]
Direct research and development	$ 221,453	$ 341,589